Commitments and Contingencies - Maturity (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Future contractual obligations
2025	$ 115,750
2026	186,017	$ 162,250
2027	189,117	46,000
2028	167,416	46,000
2029	46,000	46,000
2030		46,000
Total	704,300	346,250
Research and Development
Future contractual obligations
2025	46,000
2026	46,000	46,000
2027	46,000	46,000
2028	46,000	46,000
2029	46,000	46,000
2030		46,000
Total	230,000	230,000
Leases
Future contractual obligations
2025	69,750
2026	140,017	116,250
2027	143,117
2028	121,416
Total	$ 474,300	$ 116,250